OTHER INFORMATION	12 Months Ended
Dec. 31, 2011
OTHER INFORMATION
OTHER INFORMATION

20. OTHER INFORMATION

        On March 21, 2012, Vantiv, Inc. completed the initial public offering ("IPO") of its Class A common stock. Immediately prior to the consummation of the IPO, the Company executed several reorganization transactions including the following:

  •
  Reclassification of Vantiv, Inc.'s existing common stock into shares of Class A common stock and a 175.76 for 1 stock split of the Class A common stock;

  •
  Amendment and restatement of the Vantiv Holding Limited Liability Company Agreement and a 1.7576 for 1 split of the Class A units and Class B units of Vantiv Holding;

  •
  Execution of an exchange agreement (the "Exchange Agreement") among the Company and Fifth Third Bank, a subsidiary of Fifth Third Bancorp, and FTPS Partners, LLC, a wholly-owned subsidiary of Fifth Third Bank, collectively referred to as "Fifth Third," to provide for a 1 to 1 ratio between the units of Vantiv Holding and the common stock of Vantiv, Inc., and the exchange of Class B units and Class C non-voting units of Vantiv Holding for Class A common stock of Vantiv, Inc. on a one-for-one basis, or, at Vantiv, Inc.'s option, for cash.

        These reorganization transactions have been retrospectively reflected within these consolidated financial statements and related footnotes.